iShares
®
MSCI Australia ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  30 .7%
ANZ Group Holdings Ltd. ................... 3,031,489 $ 76,755,057
Commonwealth Bank of Australia .............. 1,683,062 199,468,572
National Australia Bank Ltd. .................. 3,085,194 82,808,634
Westpac Banking Corp. .................... 3,439,923 88,941,274
447,973,537
a
Biotechnology  —  2 .3%
CSL Ltd. ............................... 488,103 33,899,321
a
Broadline Retail  —  4 .5%
Wesfarmers Ltd. ......................... 1,141,795 65,340,105
a
Capital Markets  —  4 .7%
ASX Ltd. .............................. 197,044 6,545,077
Macquarie Group Ltd. ...................... 364,159 62,445,664
68,990,741
a
Commercial Services & Supplies  —  1 .1%
Brambles Ltd. ........................... 1,357,893 16,172,085
a
Consumer Staples Distribution & Retail  —  3 .6%
Coles Group Ltd. ......................... 1,350,848 21,050,050
Woolworths Group Ltd. ..................... 1,228,607 31,062,534
52,112,584
a
Diversified REITs  —  0 .5%
Stockland .............................. 2,430,127 7,142,068
a
Diversified Telecommunication Services  —  1 .0%
Telstra Group Ltd. ........................ 3,955,583 14,810,160
a
Electric Utilities  —  0 .9%
Origin Energy Ltd. ........................ 1,732,630 13,520,649
a
Financial Services  —  0 .7%
Washington H Soul Pattinson & Co. Ltd. ......... 343,723 10,742,257
a
Gas Utilities  —  0 .7%
APA Group ............................. 1,329,386 9,619,297
a
Health Care Equipment & Supplies  —  0 .3%
Cochlear Ltd. ........................... 66,068 4,758,771
a
Health Care Providers & Services  —  1 .2%
Sigma Healthcare Ltd. ..................... 5,224,464 11,021,125
Sonic Healthcare Ltd. ...................... 459,793 6,437,944
17,459,069
a
Health Care Technology  —  0 .4%
Pro Medicus Ltd. ......................... 58,065 5,519,935
a
Hotels, Restaurants & Leisure  —  1 .9%
Aristocrat Leisure Ltd. ...................... 545,873 19,613,444
Lottery Corp. Ltd. (The) ..................... 2,236,104 8,686,268
28,299,712
a
Industrial REITs  —  3 .1%
Goodman Group ......................... 2,005,110 45,565,185
a
Insurance  —  4 .1%
Insurance Australia Group Ltd. ................ 2,245,491 12,341,991
Medibank Pvt Ltd. ........................ 2,769,141 9,537,030
Security Shares Value
a
Insurance (continued)
QBE Insurance Group Ltd. .................. 1,510,406 $ 24,544,932
Suncorp Group Ltd. ....................... 1,089,080 13,581,744
60,005,697
a
Interactive Media & Services  —  0 .8%
CAR Group Ltd. .......................... 361,970 6,455,369
REA Group Ltd. .......................... 52,759 5,643,844
12,099,213
a
Metals & Mining  —  26 .3%
BHP Group Ltd. .......................... 5,110,540 227,512,851
Evolution Mining Ltd. ...................... 2,042,742 17,995,389
Fortescue Ltd. ........................... 1,625,729 26,110,607
Lynas Rare Earths Ltd.
(a)
.................... 911,049 12,525,544
Northern Star Resources Ltd. ................. 1,367,366 18,638,046
PLS Group Ltd.
(a)
......................... 3,159,474 14,710,531
Rio Tinto Ltd. ........................... 373,954 50,014,282
South32 Ltd. ............................ 4,512,222 15,653,436
383,160,686
a
Oil, Gas & Consumable Fuels  —  4 .1%
Santos Ltd. ............................. 3,266,413 18,330,144
Woodside Energy Group Ltd. ................. 1,912,005 41,825,947
60,156,091
a
Passenger Airlines  —  0 .4%
Qantas Airways Ltd. ....................... 748,304 5,063,439
a
Professional Services  —  0 .9%
Computershare Ltd. ....................... 523,534 12,972,716
a
Retail REITs  —  1 .5%
Scentre Group ........................... 5,252,118 14,429,169
Vicinity Ltd. ............................. 3,969,651 7,206,018
21,635,187
a
Software  —  1 .0%
WiseTech Global Ltd. ...................... 194,371 5,053,145
Xero Ltd.
(a)
............................. 162,991 8,856,698
13,909,843
a
Trading Companies & Distributors  —  0 .4%
SGH Ltd. .............................. 205,063 6,055,761
a
Transportation Infrastructure  —  2 .3%
Transurban Group ........................ 3,138,082 33,750,787
a
a
Total Long-Term Investments — 99.4%
(Cost: $ 1,456,984,366 ) ............................... 1,450,734,896
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(b) (c)
............................ 957,993 957,993
a
Total Short-Term Securities — 0.1%
(Cost: $ 957,993 ) ................................... 957,993
Total Investments — 99.5%
(Cost: $ 1,457,942,359 ) ............................... 1,451,692,889
Other Assets Less Liabilities — 0 .5% ..................... 7,355,543
Net Assets — 100.0% ................................. $ 1,459,048,432

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Australia ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 948,230  $ —  $ (947,417)
(b)
$ (725) $ (88) $ —  —  $ 8,204
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 480,885  477,108
(b)
—  —  —  957,993  957,993  14,698  —
$ —  $ (725) $ (88)
$ 957,993
$ 22,902  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SPI 200 Index ......................................................................... 55 06/18/26 $ 8,647 $ 33,125

iShares
®
MSCI Australia ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 16,172,085  $ 1,434,562,811  $ —  $ 1,450,734,896
Short-Term Securities
Money Market Funds ...................................... 957,993  —  —  957,993
$ 17,130,078  $ 1,434,562,811  $ —  $ 1,451,692,889
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 33,125  $ —  $ —  $ 33,125
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)